COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under all noncancelable operating leases with an initial term in excess of one year

Amount
(in thousands)
2013	$3,135
2014	3,287
2015	3,353
2016	1,652
Thereafter	—

Total	$11,427